                         DRESDNER RCM GLOBAL FUNDS, INC.
                        SUPPLEMENT DATED OCTOBER 18, 2001
                     TO THE PROSPECTUS DATED APRIL 30, 2001


On July 23, 2001, Allianz AG ("Allianz") acquired substantially all of the shares of Dresdner Bank AG, the parent company of Dresdner RCM Global Investors LLC, the Funds' Investment Manager. Allianz and its subsidiaries comprise one of the world's largest insurance groups. The acquisition constituted an "assignment" and termination of the Funds' Management Agreements with the Investment Manager under the Investment Company Act of 1940, and the Funds are currently operating under interim management agreements with the Investment Manager which expire on December 20, 2001. The Board of Directors of Dresdner RCM Global Funds, Inc. (the "Global Company") has approved new management agreements with the Investment Manager with terms substantially the same as the former Management Agreements, subject to shareholder approval, and has scheduled a meeting of the shareholders of the Funds for December 5, 2001 (the "Meeting") to consider approval of the new management agreements.

The Board of Directors of the Global Company has also approved a proposal for the tax-free reorganization of each of the Funds into a newly created series of PIMCO Funds: Multi-Manager Series (the "New Funds"), subject to shareholder approval at the Meeting and customary closing conditions. If the shareholders of a Fund approve the proposal and the reorganization closes, each holder of Class I or Class N shares of the Fund will receive the same number of shares of a similar class of the corresponding New Fund.

The New Funds will have substantially the same investment objectives, policies and strategies as the existing Funds. PIMCO Advisors L.P. ("PALP") will be the investment adviser to the New Funds, and will delegate portfolio management responsibility for the New Funds to the Investment Manager. Beginning in February 2002, shareholders of the New Funds will also have the right to exchange their shares at any time for the same class of shares of the other series of PIMCO Funds: Multi-Manager Series (currently more than 30 series, primarily equity funds managed by PALP and its affiliates).

The New Funds will have a "unified fee" structure, under which the New Funds will pay a single fee to PALP for all necessary administrative services, and PALP will at its own cost provide or arrange for the provision of most of such services, including services of third-party service providers such as auditors, legal counsel, custodians, portfolio accounting agents, transfer agents and printing. PALP has agreed to limit the total operating expenses for each New Fund to the same level as the Investment Manager's current limit on the expenses of the corresponding existing Fund, for the same period as the current limit (except that the limit will be extended to June 30, 2003 for the Europe Fund and will be reduced to June 30, 2003 for the Large Cap Fund). Thereafter, total expense levels for a number of the New Funds will increase, but in most cases will still be lower than the current levels of the existing Funds without expense waivers.

At the Meeting, shareholders will also be asked to approve the following additional matters: (i) shareholders of each Fund will be asked to approve a new Advisory Agreement with PALP and a new Portfolio Management Agreement with the Investment Manager, in the same forms as will be adopted by the corresponding New Fund, to go into effect immediately prior to the Fund's reorganization; and
(ii) shareholders of each of the MidCap Fund and Small Cap Fund will be asked to approve amendment of the Fund's fundamental investment policy relating to lending, removing the percentage limitation on the value of the Fund's portfolio securities available for lending.

All of these matters will be described in detail in a proxy statement to be sent to shareholders on or about October 24, 2001.

                         DRESDNER RCM GLOBAL FUNDS, INC.
                        SUPPLEMENT DATED OCTOBER 18, 2001
         TO THE STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 2001

THE FOLLOWING INFORMATION SUPPLEMENTS INFORMATION FOUND IN THE SECTION ENTITLED "INVESTMENT RESTRICTIONS - FUNDAMENTAL POLICIES" ON PAGES 27 AND 29:

The Board of Directors has approved amendment of the MidCap Fund's and Small Cap Fund's fundamental investment policy relating to lending, to remove the percentage limitation on the value of the Fund's portfolio securities available for lending. The amendment with respect to each Fund is subject to approval of the Fund's shareholders. The Board of Directors has scheduled a meeting of the shareholders for December 5, 2001 to consider this amendment among other things.

THE FOLLOWING INFORMATION SUPPLEMENTS INFORMATION FOUND IN THE SECTION ENTITLED "EXECUTION OF PORTFOLIO SECURITIES" ON PAGE 32:

In view of the acquisition of Dresdner Bank AG by Allianz AG, the references in this section to the "Dresdner Affiliates" refer not only to Dresdner Kleinwort Wasserstein and other Dresdner subsidiaries, but also to subsidiaries of Allianz AG.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE SECTION ENTITLED "DIRECTORS AND OFFICERS" ON PAGE 33:

THEODORE J. COBURN, (47), Vice Chairman and Director. Partner, Brown, Coburn & Co., (consulting firm, since 1991); Education Associate at Harvard University Graduate School of Education (since 1996); Trustee, Nicholas-Applegate Mutual Funds (since 1992); Director, Nicholas-Applegate Fund, Inc. (since 1987), Video Update, Inc. (retail, since 1998), and Measurement Specialties, Inc. (industrial transducers, since 1995).

THE FOLLOWING INDIVIDUALS REPLACE INDIVIDUALS LISTED AS PRESIDENT, VICE PRESIDENT AND SECRETARY, AND ASSISTANT SECRETARY LISTED UNDER THE SECTION "DIRECTORS AND OFFICERS" ON PAGE 34:

ROBERT J. GOLDSTEIN, (38), President. Director and General Counsel of the Investment Manager (since 2001); Director and Associate General Counsel of the Investment Manager (from 1997 to 2001); Associate, Weil, Gotshal & Manges (private investment, hedge funds, international, transactional and general corporate matters, from 1990 to 1996).

KARIN L. BROTMAN, (34), Vice President and Secretary. Assistant Fund Counsel of the Investment Manager (since 1997); Product Manager, Fidelity Investments (from 1995 to 1997); Account Officer, Fleet Financial Group (from 1993 to 1995).

EMILY STAATS-WILLIAMS, (27), Assistant Secretary. Paralegal, Legal Department of the Investment Manager (since 1998); Baccalaureate candidate in the majors of International Relations and Spanish at the University of California at Davis (graduated in 1998).

THE FOLLOWING INFORMATION SUPPLEMENTS INFORMATION FOUND IN THE SECTION ENTITLED "THE INVESTMENT MANAGER" ON PAGES 41 AND 42:

On July 23, 2001 Allianz AG ("Allianz") acquired substantially all of the shares of Dresdner. Allianz is an international financial services company whose principal executive offices are located at Koeniginstrasse 28, D-80802, Munich, Germany. Allianz acts as a reinsurance company and a holding company for the Allianz Group. Allianz Group comprises one of the world's leading financial service providers, offering insurance and asset management products and services through property-casualty insurance, life and health insurance, and financial services business segments. Allianz engages in financial services operations through over 850 subsidiaries with approximately 120,000 employees in more than 70 countries around the world. Allianz had total assets at December 31, 2000 of US$371.9 billion (440.0 billion Euros), net income for the year ended
December 31, 2000 of US$2.9 billion (3.5 billion Euros) and total income for the year ended December 31, 2000 of US$65.0 billion (76.9 billion Euros).

As required by the 1940 Act, the Funds' Management Agreements terminated upon the acquisition of Dresdner by Allianz on July 23, 2001. On that date, as permitted by Rule 15a-4 under the 1940 Act, the Funds entered into Interim Management Agreements with the Investment Manager which expire on December 20, 2001. The Interim Management Agreements require the Investment Manager to provide the sale level of services as the prior Management Agreements for the same fees. However, the fees are placed in escrow, and the fees with respect to each Fund may be released to the Investment Manager only if the shareholders of the Fund approve an investment advisory agreement with the Investment Manager. The Board of Directors of the Global Company has scheduled a meeting of the shareholders of the Funds for December 5, 2001 (the "Meeting") to consider approval of new management arrangements for the Fund. Upon approval by the shareholders of a Fund of the proposed new management agreement with the Investment Manager with terms substantially the same as the former Management Agreement, or upon their approval of the proposed new advisory and sub-advisory arrangements with PIMCO Advisors L.P. and the Investment Manager, the funds escrowed under the Interim Management Agreement for management of that Fund will be released to the Investment Manager. If neither the new management agreement nor the new advisory and sub-advisory arrangements with respect to a Fund is approved by the Fund's shareholders, the Investment Manager may be entitled to receive only the lesser of its costs incurred in performing services under the Interim Management Agreement (plus interest earned on that amount while in escrow) and the total amount in the escrow account (plus interest earned) for the period subsequent to July 23, 2001.

                         DRESDNER RCM GLOBAL FUNDS, INC.

                         DRESDNER RCM GLOBAL EQUITY FUND
                       DRESDNER RCM STRATEGIC INCOME FUND

                        SUPPLEMENT DATED OCTOBER 18, 2001
                     TO THE PROSPECTUS DATED APRIL 30, 2001

All outstanding shares of Dresdner RCM Strategic Income Fund have been redeemed, and shares of the Fund are no longer being offered for sale.

On July 23, 2001, Allianz AG ("Allianz") acquired substantially all of the shares of Dresdner Bank AG, the parent company of Dresdner RCM Global Investors LLC, the Funds' Investment Manager. Allianz and its subsidiaries comprise one of the world's largest insurance groups. The acquisition constituted an "assignment" and termination of the Funds' Management Agreements with the Investment Manager under the Investment Company Act of 1940, and the Funds are currently operating under interim management agreements with the Investment Manager which expire on December 20, 2001. The Board of Directors of Dresdner RCM Global Funds, Inc. (the "Global Company") has approved new management agreements with the Investment Manager with terms substantially the same as the former Management Agreements, subject to shareholder approval, and has scheduled a meeting of the shareholders of the Funds for December 5, 2001 (the "Meeting") to consider approval of the new management agreements.

The Board of Directors of the Global Company has also approved a proposal for the tax-free reorganization of each of the Funds into a newly created series of PIMCO Funds: Multi-Manager Series (the "New Funds"), subject to shareholder approval at the Meeting and customary closing conditions. If the shareholders of a Fund approve the proposal and the reorganization closes, each holder of Class I or Class N shares of the Fund will receive the same number of shares of a similar class of the corresponding New Fund.

The New Funds will have substantially the same investment objectives, policies and strategies as the existing Funds. PIMCO Advisors L.P. ("PALP") will be the investment adviser to the New Funds, and will delegate portfolio management responsibility for the New Funds to the Investment Manager. Beginning in February 2002, shareholders of the New Funds will also have the right to exchange their shares at any time for the same class of shares of the other series of PIMCO Funds: Multi-Manager Series (currently more than 30 series, primarily equity funds, managed by PALP and its affiliates).

The New Funds will have a "unified fee" structure, under which the New Funds will pay a single fee to PALP for all necessary administrative services, and PALP will at its own cost provide or arrange for the provision of most of such services, including services of third-party service providers such as auditors, legal counsel, custodians, portfolio accounting agents, transfer agents and printing. Under this new structure, the total annual expenses paid by the Institutional Share class of the New Global Equity Fund will remain at the same level as the Investment Manager's current limit on the Class I shares of the existing Global Equity Fund. PALP has agreed to limit the total operating expenses for each other New Fund to the same level as the Investment Manager's current limit on the expenses of the corresponding existing Fund, for the same period as the current limit (except that the limit will be extended to June 30, 2003 for the Europe Fund and will be reduced to June 30, 2003 for the Large Cap
Fund). Thereafter, total expense levels for a number of the New Funds will increase, but in most cases will still be lower than the current levels of the existing Funds without expense waivers.

At the Meeting, shareholders will also be asked to approve the following additional matters: (i) shareholders of each Fund will be asked to approve a new Advisory Agreement with PALP and a new Portfolio Management Agreement with the Investment Manager, in the same forms as will be adopted by the corresponding New Fund to go into effect immediately prior to the Fund's reorganization; and
(ii) shareholders of each of the MidCap Fund and Small Cap Fund will be asked to approve amendment of the Fund's fundamental investment policy relating to lending, removing the percentage limitation on the value of the Fund's portfolio securities available for lending.

All of these matters will be described in detail in a proxy statement to be sent to shareholders on or about October 24, 2001.

                         DRESDNER RCM GLOBAL FUNDS, INC.

                         DRESDNER RCM GLOBAL EQUITY FUND
                       DRESDNER RCM STRATEGIC INCOME FUND


                        SUPPLEMENT DATED OCTOBER 18, 2001
         TO THE STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 2001

THE FOLLOWING INFORMATION SUPPLEMENTS INFORMATION FOUND IN THE SECTION ENTITLED "EXECUTION OF PORTFOLIO SECURITIES" ON PAGE 28:

In view of the acquisition of Dresdner Bank AG by Allianz AG, the references in this section to the "Dresdner Affiliates" refer not only to Dresdner Kleinwort Wasserstein and other Dresdner subsidiaries, but also to subsidiaries of Allianz AG.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE SECTION ENTITLED "DIRECTORS AND OFFICERS" ON PAGE 29:

THEODORE J. COBURN, (47), Vice Chairman and Director. Partner, Brown, Coburn & Co., (consulting firm, since 1991); Education Associate at Harvard University Graduate School of Education (since 1996); Trustee, Nicholas-Applegate Mutual Funds (since 1992); Director, Nicholas-Applegate Fund, Inc. (since 1987), Video Update, Inc. (retail, since 1998), and Measurement Specialties, Inc. (industrial transducers, since 1995).

THE FOLLOWING INDIVIDUALS REPLACE INDIVIDUALS LISTED AS PRESIDENT, VICE PRESIDENT AND SECRETARY, AND ASSISTANT SECRETARY LISTED UNDER THE SECTION "DIRECTORS AND OFFICERS" ON PAGE 29:

ROBERT J. GOLDSTEIN, (38), President. Director and General Counsel of the Investment Manager (since 2001); Director and Associate General Counsel of the Investment Manager (from 1997 to 2001); Associate, Weil, Gotshal & Manges (private investment, hedge funds, international, transactional and general corporate matters, from 1990 to 1996).

KARIN L. BROTMAN, (34), Vice President and Secretary. Assistant Fund Counsel of the Investment Manager (since 1997); Product Manager, Fidelity Investments (from 1995 to 1997); Account Officer, Fleet Financial Group (from 1993 to 1995).

EMILY STAATS-WILLIAMS, (27), Assistant Secretary. Paralegal, Legal Department of the Investment Manager (since 1998); Baccalaureate candidate in the majors of International Relations and Spanish at the University of California at Davis (graduated in 1998).

THE FOLLOWING INFORMATION SUPPLEMENTS INFORMATION FOUND IN THE SECTION ENTITLED "THE INVESTMENT MANAGER" ON PAGES 31 AND 32:

On July 23, 2001 Allianz AG ("Allianz") acquired substantially all of the shares of Dresdner. Allianz is an international financial services company whose principal executive offices are located at Koeniginstrasse 28, D-80802, Munich, Germany. Allianz acts as a reinsurance company and a holding company for the Allianz Group. Allianz Group comprises one of the world's leading financial service providers, offering insurance and asset management products and services through property-casualty insurance, life and health insurance, and financial services business segments. Allianz engages in financial services operations through over 850 subsidiaries with approximately 120,000 employees in more than 70 countries around the world. Allianz had total assets at December 31, 2000 of US$371.9 billion (440.0 billion Euros), net income for the year ended December 31, 2000 of US$2.9 billion (3.5 billion Euros) and total income for the year ended December 31, 2000 of US$65.0 billion (76.9 billion Euros).

         As required by the 1940 Act, the Funds' Management Agreements terminated upon the acquisition of Dresdner by Allianz on July 23, 2001. On that date, as permitted by Rule 15a-4 under the 1940 Act, the Funds entered into Interim Management Agreements with the Investment Manager which expire on December 20, 2001. The Interim Management Agreements require the Investment Manager to provide the sale level of services as the prior Management Agreements for the same fees. However, the fees are placed in escrow, and the fees with respect to each Fund may be released to the Investment Manager only if the shareholders of the Fund approve an investment advisory agreement with the Investment Manager. The Board of Directors of the Global Company has scheduled a meeting of the shareholders of the Funds for December 5, 2001 (the "Meeting") to consider approval of new management arrangements for the Fund. Upon approval by the shareholders of a Fund of the proposed new management agreement with the Investment Manager with terms substantially the same as the former Management Agreement, or upon their approval of the proposed new advisory and sub-advisory arrangements with PIMCO Advisors L.P. and the Investment Manager, the funds escrowed under the Interim Management Agreement for management of that Fund will be released to the Investment Manager. If neither the new management agreement nor the new advisory and sub-advisory arrangements with respect to a Fund is approved by the Fund's shareholders, the Investment Manager may be entitled to receive only the lesser of its costs incurred in performing services under the Interim Management Agreement (plus interest earned on that amount while in escrow) and the total amount in the escrow account (plus interest earned) for the period subsequent to July 23, 2001.